SCHEDULE OF RIGHT OF USE ASSETS (Details) - Security matters limited [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	$ 466
Additions	49
Foreign currency translation	(41)
Deductions	(21)
Depreciation expense	(39)	$ (72)
Right-of-use assets, ending balance	414	466
Office equipment [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	446
Additions	49
Foreign currency translation	(35)
Deductions	(7)
Depreciation expense	(39)
Right-of-use assets, ending balance	414	446
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	20
Additions
Foreign currency translation	(6)
Deductions	(14)
Depreciation expense
Right-of-use assets, ending balance		$ 20